Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 5,588
Year Two	5,581
Year Three	5,581
Year Four	5,581
Year Five	5,588
Thereafter	76,235
Total	104,154
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	2,818
Year Two	2,811
Year Three	2,811
Year Four	2,811
Year Five	2,818
Thereafter	35,574
Total	49,643
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	995
Year Two	995
Year Three	995
Year Four	995
Year Five	995
Thereafter	35,340
Total	40,315
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	5,321
Total	$ 14,196